Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements on the provision for impairment of trade receivables
Balance at beginning of year	$ 17	$ 23	$ 15
Provision for receivable impairment	7	2	6
Receivables written off during the year as uncollectible		(3)
Disposal of Food & Specialty	(18)
Exchange		(1)	2
Balance at end of year	6	17	23
Cumulative Effect Period Of Adoption, Adjustment | Impact of adoption of IFRS 9
Movements on the provision for impairment of trade receivables
Balance at beginning of year		(4)
Balance at end of year			(4)
Cumulative Effect Period Of Adoption, Adjusted Balance
Movements on the provision for impairment of trade receivables
Balance at beginning of year	$ 17	19	15
Balance at end of year		$ 17	$ 19